PROPERTY, PLANT AND EQUIPMENT - Property and equipment items pledged in guarantee and reversible assets (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2021	Dec. 31, 2020
PROPERTY, PLANT AND EQUIPMENT
Property and equipment pledged in guarantee	R$ 78,631	R$ 85,172